CONDENSED STATEMENT OF OPERATIONS - USD ($)		1 Months Ended	3 Months Ended	6 Months Ended
		Dec. 31, 2020	Jun. 30, 2021	Jun. 30, 2021
Formation and operating costs		$ 5,000
Operating (income) costs			$ (1,331,651)	$ 570,488
(Income) loss from operations			(1,331,651)	570,488
Other income (expense)
Interest earned on investments held in the Trust Account			5,301	6,396
Change in fair value of warrant liability			12,541,736	(527,802)
Transaction costs allocated to the Warrants				(755,071)
Other income (expense), net			12,547,037	(1,276,477)
Net income (loss)		$ (5,000)	$ 13,878,688	$ (1,846,965)
Weighted average shares outstanding, basic and diluted	[1]	7,500,000
Basic and diluted net income per ordinary shares		$ 0.00
Redeemable Class A Ordinary Shares
Other income (expense)
Basic net income (loss) per share (in dollars per share)			$ 0	$ 0
Weighted average shares outstanding, basic and diluted			34,500,000	34,500,000
Non Redeemable Class B Ordinary Shares
Other income (expense)
Weighted average shares outstanding, basic and diluted			8,625,000	8,376,381
Basic and diluted net income per ordinary shares			$ 1.61	$ (0.22)

[1]	Excludes an aggregate of up to 1,125,000 shares of Class B ordinary shares subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters (see Note 5).